Cash and cash equivalents	12 Months Ended
Jun. 30, 2024
Cash and cash equivalents
Cash and cash equivalents
25	Cash and cash equivalents

	2024	2023
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	42 967	51 214
Restricted cash and cash equivalents	2 416	2 712
	45 383	53 926
Bank overdraft	(121)	(159)
Per the statement of cash flows	45 262	53 767
Cash by currency
Rand	28 548	31 155
Euro	3 902	3 457
US dollar	11 859	18 478
Other currencies	953	677
	45 262	53 767

Included in restricted cash and cash equivalents are cash in respect of various special purpose entities and joint operations in the Group for use within those entities.

Accounting policies:

Cash includes cash on hand and demand deposits that can be withdrawn at any time without prior notice or penalty.

Cash equivalents include short-term highly liquid investments with a maturity period of three months or less at date of purchase and money market funds that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

Cash restricted for use comprises cash and cash equivalents which are not available for general use by the Group, including amounts held in escrow, trust or other separate bank accounts.

Cash, cash equivalents and cash restricted for use are stated at carrying amount which is deemed to be fair value.

Bank overdrafts that are repayable on demand and that are integral to the Group’s cash management are offset against cash and cash equivalents in the statement of cash flows.

The Statement of cash flows is presented on the direct method. Notes are supplied as supplemental information to the Statement of cash flows. Finance income received, finance costs paid and dividends received and paid are presented under operating activities in the Statement of cash flows.